Sep. 05, 2023
First Trust Low Duration Opportunities ETF

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, Footnote 1 of the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” set forth in the Fund’s prospectus is hereby deleted and replaced with the following:

(1)	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.